PIMCO Funds

Supplement Dated September 12, 2014 to the

Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, Real Return Strategy Funds, Short Duration Strategy Funds, and Tax-Efficient Strategy Funds Prospectuses,

each dated July 31, 2014, each as supplemented

Disclosure Regarding Investment Guidelines Pertaining to Investments in

Securities and Instruments Economically Tied to Emerging Market Countries

Effective October 14, 2014, for the Funds listed below, percentage limitations on investments in securities and instruments that are economically tied to emerging market countries, as disclosed in the Principal Investment Strategies or elsewhere in the Prospectuses, do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity.

Bond Funds Prospectus

PIMCO Extended Duration Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

PIMCO Unconstrained Bond Fund

Credit Bond Funds Prospectus

PIMCO Convertible Fund

PIMCO High Yield Fund

PIMCO Income Fund

PIMCO Long-Term Credit Fund

PIMCO Senior Floating Rate Fund

Real Return Strategy Funds Prospectus

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Real Return Asset Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

Short Duration Strategy Funds Prospectus

PIMCO Low Duration Fund

PIMCO Low Duration Fund III

Tax-Efficient Strategy Funds Prospectus

PIMCO Unconstrained Tax Managed Bond Fund

Equity-Related Strategy Funds Prospectus

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund

PIMCO Fundamental IndexPLUS® AR Fund

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)

PIMCO Intl Low Volatility RAFI®-PLUS AR Fund

PIMCO Low Volatility RAFI®-PLUS AR Fund

PIMCO Small Cap StocksPLUS® AR Strategy Fund

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® AR Short Strategy Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Long Duration Fund

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated September 12, 2014 to the

Statement of Additional Information dated July 31, 2014, as supplemented (“the SAI”)

Effective October 14, 2014, the fifth paragraph of the Investment Objectives and Policies—Foreign Securities section of the SAI is deleted in its entirety and replaced with the following:

The PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealRetirement® Income and Distribution, PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2035, PIMCO RealRetirement® 2040, PIMCO RealRetirement® 2045, PIMCO RealRetirement® 2050 and PIMCO TRENDS Managed Futures Strategy Funds may invest, without limit, in securities and instruments that are economically tied to emerging market countries. The PIMCO High Yield Spectrum Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The PIMCO GNMA Fund, PIMCO Mortgage-Backed Securities Fund and PIMCO Short Asset Investment Fund may each invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. With respect to each of the following additional limitations on investments in securities and instruments economically tied to emerging market countries, the following limitations do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity:

•	The PIMCO Credit Absolute Return Fund may invest up to 70% of its total assets in securities and instruments that are economically tied to emerging market countries.
•

Each of the PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries.

•

Each of the PIMCO EM Fundamental IndexPLUS® AR Strategy, PIMCO Fundamental Advantage Absolute Return Strategy, PIMCO Fundamental IndexPLUS® AR, PIMCO International Fundamental IndexPLUS® AR Strategy, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Investment Grade Corporate Bond, PIMCO Long-Term Credit, PIMCO Small Cap StocksPLUS® AR Strategy, PIMCO Small Company Fundamental IndexPLUS® AR Strategy, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® AR Short Strategy and PIMCO Worldwide Fundamental Advantage AR Strategy Funds may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

•

With respect to each Fund’s fixed income investments, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

•	The PIMCO Income Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries.
•

Each of the PIMCO Convertible, PIMCO Extended Duration, PIMCO High Yield, PIMCO Long Duration Total Return, PIMCO Moderate Duration, PIMCO StocksPLUS® Long Duration, PIMCO Total Return and PIMCO Total Return III Funds may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

•	The PIMCO Short-Term Fund may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.
•

Each remaining Fund that is permitted to invest in foreign (non-U.S.) securities, except for the PIMCO Money Market Fund, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

Investors Should Retain This Supplement for Future Reference

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